Financial risk management (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets	$ 791,400	$ 623,772
Cash And Cash Equivalents [Member]
IfrsStatementLineItems [Line Items]
Financial assets	620,537	457,259
Cash And Cash Equivalents [Member] | Credit Rating AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets	251,962	189,582
Cash And Cash Equivalents [Member] | Credit Rating A Aplus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	1
Cash And Cash Equivalents [Member] | Credit Rating Aa [Member]
IfrsStatementLineItems [Line Items]
Financial assets	95,461	1
Cash And Cash Equivalents [Member] | Credit Rating Aa Minus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	18,714	46,317
Cash And Cash Equivalents [Member] | Credit Rating Aplus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	127,151	72,315
Cash And Cash Equivalents [Member] | Credit Rating A [Member]
IfrsStatementLineItems [Line Items]
Financial assets	33,014	66,342
Cash And Cash Equivalents [Member] | Credit Rating Aminus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	61,935	70,155
Cash And Cash Equivalents [Member] | Credit Rating BB+ [Member]
IfrsStatementLineItems [Line Items]
Financial assets		1
Cash And Cash Equivalents [Member] | Credit Rating No Rating [Member]
IfrsStatementLineItems [Line Items]
Financial assets	32,299	12,546
Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	19,693	11,058
Financial Investments [Member] | Credit Rating AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets	19,638	10,994
Financial Investments [Member] | Credit Rating No Rating [Member]
IfrsStatementLineItems [Line Items]
Financial assets	55	64
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	5,282	7,893
Derivatives [member] | Credit Rating AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets	71	29
Derivatives [member] | Credit Rating Aplus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	450	978
Derivatives [member] | Credit Rating A [Member]
IfrsStatementLineItems [Line Items]
Financial assets	842	53
Derivatives [member] | Credit Rating Aminus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	3,919	6,667
Derivatives [member] | Credit Rating B B B Plus [Member]
IfrsStatementLineItems [Line Items]
Financial assets		166
Other assets [member]
IfrsStatementLineItems [Line Items]
Financial assets	883
Other assets [member] | Credit Rating AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets	883
Local [Member] | Cash And Cash Equivalents [Member]
IfrsStatementLineItems [Line Items]
Financial assets	272,127	189,659
Local [Member] | Cash And Cash Equivalents [Member] | Credit Rating AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets	251,962	189,582
Local [Member] | Cash And Cash Equivalents [Member] | Credit Rating A Aplus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	1
Local [Member] | Cash And Cash Equivalents [Member] | Credit Rating Aa [Member]
IfrsStatementLineItems [Line Items]
Financial assets		1
Local [Member] | Cash And Cash Equivalents [Member] | Credit Rating A [Member]
IfrsStatementLineItems [Line Items]
Financial assets	8,265
Local [Member] | Cash And Cash Equivalents [Member] | Credit Rating No Rating [Member]
IfrsStatementLineItems [Line Items]
Financial assets	11,899	76
Local [Member] | Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	19,693	11,058
Local [Member] | Financial Investments [Member] | Credit Rating AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets	19,638	10,994
Local [Member] | Financial Investments [Member] | Credit Rating No Rating [Member]
IfrsStatementLineItems [Line Items]
Financial assets	55	64
Local [Member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	71	29
Local [Member] | Derivatives [member] | Credit Rating AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets	71	29
Local [Member] | Other assets [member]
IfrsStatementLineItems [Line Items]
Financial assets	883
Local [Member] | Other assets [member] | Credit Rating AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets	883
Globall [Member] | Cash And Cash Equivalents [Member] | Credit Rating AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets
Globall [Member] | Cash And Cash Equivalents [Member] | Credit Rating A Aplus [Member]
IfrsStatementLineItems [Line Items]
Financial assets
Globall [Member] | Cash And Cash Equivalents [Member] | Credit Rating Aa [Member]
IfrsStatementLineItems [Line Items]
Financial assets	95,461
Global [Member] | Cash And Cash Equivalents [Member]
IfrsStatementLineItems [Line Items]
Financial assets	348,410	267,600
Global [Member] | Cash And Cash Equivalents [Member] | Credit Rating Aa Minus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	18,714	46,317
Global [Member] | Cash And Cash Equivalents [Member] | Credit Rating Aplus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	127,151	72,315
Global [Member] | Cash And Cash Equivalents [Member] | Credit Rating A [Member]
IfrsStatementLineItems [Line Items]
Financial assets	24,749	66,342
Global [Member] | Cash And Cash Equivalents [Member] | Credit Rating Aminus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	61,935	70,155
Global [Member] | Cash And Cash Equivalents [Member] | Credit Rating BB+ [Member]
IfrsStatementLineItems [Line Items]
Financial assets		1
Global [Member] | Cash And Cash Equivalents [Member] | Credit Rating No Rating [Member]
IfrsStatementLineItems [Line Items]
Financial assets	20,400	12,470
Global [Member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	5,211	7,864
Global [Member] | Derivatives [member] | Credit Rating Aplus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	450	978
Global [Member] | Derivatives [member] | Credit Rating A [Member]
IfrsStatementLineItems [Line Items]
Financial assets	842	53
Global [Member] | Derivatives [member] | Credit Rating Aminus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	3,919	6,667
Global [Member] | Derivatives [member] | Credit Rating B B B Plus [Member]
IfrsStatementLineItems [Line Items]
Financial assets		166
Global [Member] | Other assets [member]
IfrsStatementLineItems [Line Items]
Financial assets
Global [Member] | Other assets [member] | Credit Rating AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets